Long-Term Debt (Details 2) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended
	Sep. 07, 2012 ABL Facility	Sep. 07, 2012 ABL Facility	Feb. 28, 2013 ABL Facility	Mar. 15, 2012 ABL Facility	Sep. 07, 2012 ABL Facility Amendment 1	May 29, 2013 ABL Facility Amendment 3 Subsequent events item	Feb. 28, 2013 ABL Facility Minimum	Sep. 07, 2012 ABL Facility Minimum Amendment 1	May 29, 2013 ABL Facility Minimum Amendment 3 Subsequent events item	Feb. 28, 2013 ABL Facility Maximum	Sep. 07, 2012 ABL Facility Maximum Amendment 1	May 29, 2013 ABL Facility Maximum Amendment 3 Subsequent events	Sep. 07, 2012 ABL Facility LIBOR	Feb. 28, 2013 ABL Facility LIBOR Amendment 1	May 29, 2013 ABL Facility LIBOR Amendment 3 Subsequent events	Feb. 28, 2013 ABL Facility LIBOR Minimum	Feb. 28, 2013 ABL Facility LIBOR Maximum	Sep. 07, 2012 ABL Facility Base rate	May 29, 2013 ABL Facility Base rate Amendment 3 Subsequent events	Feb. 28, 2013 ABL Facility Base rate Minimum	Feb. 28, 2013 ABL Facility Base rate Maximum	Mar. 15, 2012 Letter of credit sub-facility	Mar. 15, 2012 Swing line sub-facility
Long-Term Debt
Maximum borrowing capacity				$ 170,000,000		$ 145,000,000																$ 15,000,000	$ 20,000,000
Variable interest rate basis													LIBOR	LIBOR	LIBOR			base rate	base Rate
Margin added to variable interest rate basis (as a percent)													2.75%		5.00%	2.50%	3.50%	0.75%	3.00%	0.50%	1.50%
Commitment fee (as a percent)		0.50%					0.25%			0.63%
Required available borrowing capacity under credit facility			25,000,000
Available borrowing capacity as a percentage of the lesser of commitments and the borrowing base			15.00%
Fixed charge coverage ratio							1.0	1.0		1.0
Number of consecutive months used in calculating the fixed charge coverage ratio under credit facilities' covenants			12 months
Fixed charge coverage ratio										1.0
Reduction in available borrowings, if fixed charge coverage ratio covenant ratio is not complied			25,000,000
Base dollar amount used in determining the borrowing base	65,000,000	65,000,000			56,000,000
Percentage of appraised value of the eligible real property to determine borrowing base	75.00%				65.00%
Percentage of outstanding balance of eligible accounts receivable to determine borrowing base	85.00%				70.00%
Percentage of eligible inventory to determine borrowing base	60.00%				40.00%
Interest rate, variable interest rate floor														1.25%
M&T participation amount											75,000,000
Maximum borrowing capacity before amendment						170,000,000
Interest rate, variable interest rate floor removed due to amendment															1.25%
Reduction in facility as a result of disposition of collateral and unencumbered assets						1
Amount of disposition of collateral and unencumbered assets						1
Threshold for reduction in facility as a result of disposition of collateral and unencumbered assets												15,000,000
Number of non-employee directors in special committee						4
Number of directors required to vote to reject the plan									7
Fees to effect the third amendment						300,000
Unamortized deferred debt issuance costs expensed to interest expense						700,000
Weighted average interest rate (as a percent)			4.00%
Effective interest rate (as a percent)			6.20%
Amount outstanding			24,300,000
Borrowing base			109,700,000
Available borrowing capacity			$ 84,700,000